CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Gathering services and related fees	$ 337,819	$ 267,478	$ 216,352
Natural gas, NGLs and condensate sales	42,079	97,094	88,185
Other revenues	20,659	22,597	21,623
Total revenues	400,557	387,169	326,160
Costs and expenses:
Cost of natural gas and NGLs	31,398	72,415	68,037
Operation and maintenance	94,986	94,869	78,175
General and administrative	45,108	43,281	36,716
Transaction costs	1,342	2,985	2,841
Depreciation and amortization	105,117	90,878	71,232
Environmental remediation	21,800	5,000	0
(Gain) loss on asset sales, net	(172)	442	113
Long-lived asset impairment	9,305	5,505	0
Goodwill impairment	248,851	54,199	0
Total costs and expenses	557,735	369,574	257,114
Other income	2	1,189	5
Interest expense	(59,092)	(48,586)	(21,314)
(Loss) income before income taxes	(216,268)	(29,802)	47,737
Income tax benefit (expense)	603	(854)	(729)
Loss from equity method investees	(6,563)	(16,712)	0
Net (loss) income	(222,228)	(47,368)	47,008
Less net income attributable to Summit Investments	(30,016)	(23,376)	3,424
Net (loss) income attributable to SMLP	(192,212)	(23,992)	43,584
Less net (loss) income attributable to general partner, including IDRs	3,398	3,125	1,035
Net (loss) income attributable to limited partners	(195,610)	(27,117)	42,549
Common units
Costs and expenses:
Net (loss) income attributable to limited partners	$ (125,437)	$ (16,324)	$ 23,227
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	$ (3.20)	$ (0.49)	$ 0.86
Diluted (in dollars per share)	$ (3.20)	$ (0.49)	$ 0.86
Weighted-average limited partner units outstanding:
Basic (shares)	39,217	33,311	26,951
Diluted (shares)	39,217	33,311	27,101
Subordinated Units
Costs and expenses:
Net (loss) income attributable to limited partners	$ (70,173)	$ (10,793)	$ 19,322
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	$ (2.88)	$ (0.44)	$ 0.79
Diluted (in dollars per share)	$ (2.88)	$ (0.44)	$ 0.79
Weighted-average limited partner units outstanding:
Basic (shares)	24,410	24,410	24,410
Diluted (shares)	24,410	24,410	24,410